Mar. 01, 2020

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MAY 7, 2020

TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS

EACH DATED MARCH 1, 2020, OF

OF BRANDYWINEGLOBAL—GLOBAL UNCONSTRAINED BOND FUND (the “Fund”)

Effective June 7, 2020, the following changes are made to the Summary Prospectus and Statutory Prospectus:

The following paragraph replaces in its entirety the fifth paragraph under the section entitled “Principal investment strategies”.

The fund may invest in securities of any maturity. The weighted average effective duration of the fund’s portfolio, including derivatives, is expected to range from -5 to +8 years. The fund may have a negative weighted average effective duration due to holding certain instruments that have negative effective duration, such as through the use of derivative instruments.